Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Property, plant and equipment
Opening Balance at July 1	$ 19
Closing Balance at June 30	30	$ 19
Office equipment
Property, plant and equipment
Opening Balance at July 1	19
Closing Balance at June 30	30	19
Cost | Office equipment
Property, plant and equipment
Opening Balance at July 1	38	24
Additions	27	17
Exchange differences	(2)	(3)
Closing Balance at June 30	63	38
Accumulated depreciation | Office equipment
Property, plant and equipment
Opening Balance at July 1	(19)	(10)
Depreciation expense	(15)	(10)
Exchange differences	1	1
Closing Balance at June 30	$ (33)	$ (19)